Commitments - Related to vessels under construction (Details) - Vessels under construction $ in Thousands	Dec. 31, 2022 USD ($)
DSME
Contractual commitments
Capital commitment	$ 700,582
Not later than one year | DSME
Contractual commitments
Capital commitment	123,855
Not later than one year | Keppel Shipyard Limited
Contractual commitments
Capital commitment	61,836
Later than one year and not later than three years | DSME
Contractual commitments
Capital commitment	$ 576,727